Share capital	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
Share capital	Share capital
On February 18, 2025, the Company's Board of Directors authorized an additional share repurchase program under which the Company may repurchase up to $750.0 million of the outstanding ordinary shares of the Company by way of redemption. Along with unutilized amounts under previous authorizations, this authorized the Company as of February 18, 2025 to repurchase up to $1.0 billion worth of ordinary shares.

During March 2025, 1,360,537 shares were redeemed by the Company under our repurchase program for a total consideration of $250.0 million. During June 2025, a further 1,717,181 shares were redeemed by the Company under our repurchase program for a total consideration of $250.0 million.

On July 22, 2025, the Company's Board of Directors authorized a further additional share repurchase program under which the Company could repurchase up to $500.0 million of the outstanding ordinary shares of the Company by way of redemption.

During August and September 2025, 1,426,612 shares were redeemed by the Company under our repurchase program for a total consideration of $250.0 million.

As of October 23, 2025, the Company has remaining authorization to repurchase up to $750.0 million of ordinary shares under the repurchase program.

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
March 3/12/2025 - 3/19/2025	1,360,537	$183.75	1,360,537	$750.0
June 6/13/2025 - 6/23/2025	1,717,181	$145.59	1,717,181	$500.0
August 8/15/2025 - 8/20/2025	560,100	$178.20	560,100	$900.2
September 9/10/2025 - 9/19/2025	866,512	$173.33	866,512	$750.0
	4,504,330	$166.51	4,504,330

During the year ended December 31, 2024, 2,179,699 ordinary shares were redeemed by the Company under this repurchase program for a total consideration of $500.0 million.

	Total number of shares purchased	Average price paid per share	Total number of shares purchased as part of publicly announced program	Approximate dollar value of shares that may yet be purchased under the program (in millions)
September 09/18/2024 - 09/25/2024	337,070	$296.67	337,070	$400.0
October 10/28/2024 - 10/31/2024	409,512	$228.57	409,512	$556.4
November 11/01/2024 - 11/07/2024	479,524	$221.87	479,524	$450.0
December 12/02/2024 - 12/19/2024	953,593	$209.73	953,593	$250.0
	2,179,699	$229.39	2,179,699

All ordinary shares redeemed under the repurchase program were canceled in accordance with the constitution of the Company and the nominal value of these shares transferred to other undenominated capital as required by Irish Company law. Repurchases under the repurchase program may be effected from time to time in open market or privately negotiated transactions in accordance with agreed terms and limitations. The timing and amount of the repurchase transactions under this program will depend on a variety of factors, including market conditions and corporate and regulatory considerations. Depending upon results of operations, market conditions and the development of the economy, as well as other factors, generally we will consider share repurchases on an opportunistic basis from time to time.